Segment information - Geographic (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Geographical information
Net sales	€ 19,220	€ 21,138	€ 23,761
Non-current assets	8,658	9,447
Finland
Geographical information
Net sales	2,060	1,192	1,697
Non-current assets	1,476	1,549
United States
Geographical information
Net sales	5,032	5,328	7,911
Non-current assets	4,493	4,383
India
Geographical information
Net sales	1,366	2,832	1,280
France
Geographical information
Net sales	751	750	788
Non-current assets	1,647	2,139
Other
Geographical information
Net sales	10,011	11,036	€ 12,085
Non-current assets	€ 1,042	€ 1,376